CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)
Cash flows from operating activities:
Net (loss) income	$ 22,082,000		$ 18,996,000		$ (3,620,000)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Share-based compensation	11,120,000		9,331,000		8,546,000
Depreciation and amortization of property and equipment	9,168,000		7,012,000		4,674,000
Amortization of intangible assets	3,448,000		3,432,000		1,965,000
Amortization of land use right	72,000		30,000
Provision of allowance for doubtful accounts	209,000		2,438,000		2,515,000
Loss on equity method investments	637,000		565,000		245,000
Gain on deconsolidation of Wuxi iCarnegie					(1,079,000)
Loss on disposal of property and equipment	208,000		313,000		168,000
Changes in fair value of contingent consideration in connection with business combinations	1,118,000		4,969,000		(28,000)
Changes in fair value of convertible notes derivatives			(2,832,000)		8,428,000
Imputed interest expense in connection with convertible notes			654,000		4,418,000
Changes in operating assets and liabilities:
Accounts receivable	(47,135,000)		(46,447,000)		(29,631,000)
Prepaid expenses and other current assets	1,693,000		(7,685,000)		(3,191,000)
Payment for land use right			(3,273,000)
Amounts due from related parties	(2,116,000)		1,043,000		(1,797,000)
Deferred tax assets	51,000		(779,000)		(91,000)
Accounts payable	1,458,000		1,607,000		4,895,000
Deferred revenue	1,028,000		3,137,000		1,508,000
Accrued expenses and other current liabilities	3,395,000		7,419,000		2,969,000
Income tax payable	4,242,000		1,368,000		251,000
Amounts due to related parties	(86,000)		(899,000)		846,000
Deferred tax liabilities	(655,000)		(862,000)		(492,000)
Net cash provided by (used in) operating activities	9,937,000		(463,000)		1,499,000
Cash flows from investing activities:
Purchase of property and equipment	(20,560,000)		(44,312,000)		(11,662,000)
Purchase of intangible assets			(107,000)
Deferred and contingent consideration paid for business acquisitions	(2,155,000)	[1]	(5,022,000)	[1]	(3,793,000)	[1]
Proceeds from sales of long term investment	2,413,000		270,000
Payments for long term investments	(1,532,000)		(12,036,000)		(18,000)
Proceeds from deconsolidation of Wuxi iCarnegie (net of cash in Wuxi iCarnegie of $488)					176,000
Consideration paid for acquiring of noncontrolling interest	(9,000)				(30,000)
Restricted cash	(7,161,000)		1,374,000		(1,683,000)
Net cash used in investing activities	(29,004,000)		(59,833,000)		(17,010,000)
Cash flows from financing activities:
Proceeds from issuance of convertible notes, net of issuance cost of $367, nil and nil, for the year ended December 31, 2010, 2011 and 2012, respectively					8,633,000
Proceeds from issuance of ordinary shares during IPO					127,686,000
Payment of offering cost in connection with the issuance of ordinary shares			(1,485,000)		(2,580,000)
Proceeds from exercise of options	1,874,000		4,031,000		29,000
Proceeds from sale of ordinary shares			211,000		445,000
Proceeds from short term borrowings	53,486,000		14,941,000		40,772,000
Payment of short term borrowings	(15,199,000)		(37,627,000)		(32,498,000)
Deferred and contingent consideration paid for business acquisitions	(5,677,000)	[1]	(2,184,000)	[1]	(891,000)	[1]
Capital contribution from noncontrolling interest shareholder	436,000		350,000		242,000
Payment for the investment by a subsidiary in parent company					(2,000,000)
Net cash provided by (used in) financing activities	34,920,000		(21,763,000)		139,838,000
Effect of exchange rate changes	(452,000)		2,175,000		1,615,000
Net increase (decrease) in cash	15,401,000		(79,884,000)		125,942,000
Cash at beginning of year	101,196,000		181,080,000		55,138,000
Cash at end of year	116,597,000		101,196,000		181,080,000
Supplemental disclosure of cash flow information:
Income taxes paid	749,000		235,000		359,000
Interest paid	1,885,000		889,000		1,337,000
Supplemental schedule of non-cash activities:
Conversion of preference shares to ordinary shares					54,745,000
Conversion of convertible notes to ordinary shares			27,237,000		20,928,000
Accrued offering cost					1,661,000
Settlement of contingent consideration of acquisition of MDCL by shares (Note 3)					131,000
Capital contribution in the form of software copyright from noncontrolling interest shareholder of Guodian (Note 9)					$ 586,000

[1]	Deferred and contingent considerations relating to business acquisitions which were paid within three months or less from the acquisition date were included in the investing activities; payments made after three months from the acquisition date were included in the financing activities.